DEFERRED ROYALTY COSTS	12 Months Ended
Dec. 31, 2025
DEFERRED ROYALTY COSTS
DEFERRED ROYALTY COSTS

10. DEFERRED ROYALTY COSTS

Deferred royalty costs are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total	9,000	—	—

In May 2024, the Group entered into an exclusive publishing license agreement with Wemade Co., Ltd. The Group will exclusively publish and service the new MIR M game in mainland China. According to the agreement, the total minimum payment is RMB 42.0 million. As of December 31, 2024, the Group has prepaid for the royalty fee of RMB 9.0 million (US$ 1.2 million). The second minimum payment of RMB 9.0 million was scheduled to be paid after the close beta testing date and the remaining minimum payment of RMB 24.0 million was scheduled to be paid after commercial launch. The license authorization period is five years after the commercial launch, the prepayment minimum payment may set off monthly royalty payment after the commercial launch, so the deferred royalty costs are classified as long-term assets. In September 2025, the Group has terminated the agreement with Wemade Co., Ltd. The Group received the refund of RMB9.0 million in October 2025.